Retirement benefits - Movement in Defined Benefit Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	$ 66.5	$ 58.9
Service cost	0.1	0.4	$ 1.5
Interest on obligation	1.8	2.0	3.0
Exchange difference	4.6	(9.6)
Past service credit	0.0	0.0	(14.9)
Curtailment credit	0.0	(0.6)	(3.3)
Net defined benefit liability (asset), ending balance	55.3	66.5	58.9
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	383.4	395.4
Service cost	0.1	0.4
Interest on obligation	10.8	13.5
Contributions from plan members	0.0	0.1
Actuarial gains on financial assumptions	10.7	70.1
Actuarial gains on plan experience	4.0	(3.5)
Exchange difference	32.0	(59.4)
Benefits paid	(18.2)	(18.4)
Curtailment credit	0.0	(14.8)
Net defined benefit liability (asset), ending balance	422.8	383.4	395.4
U.K.
Disclosure of net defined benefit liability (asset) [line items]
Service cost	0.0	0.3	1.4
Interest on obligation	1.4	1.5	2.5
Actuarial gains on financial assumptions			14.9
Past service credit	0.0	0.0	(14.9)
Curtailment credit	0.0	0.0	(3.3)
U.K. | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	334.8	334.4
Service cost	0.0	0.3
Interest on obligation	8.9	10.9
Contributions from plan members	0.0	0.1
Actuarial gains on financial assumptions	6.9	67.5
Actuarial gains on plan experience	3.5	(3.3)
Exchange difference	31.7	(59.3)
Benefits paid	(16.1)	(15.8)
Curtailment credit	0.0	0.0
Net defined benefit liability (asset), ending balance	369.7	334.8	334.4
Non-U.K.
Disclosure of net defined benefit liability (asset) [line items]
Service cost	0.1	0.1	0.1
Interest on obligation	0.4	0.5	0.5
Past service credit	0.0	0.0	0.0
Curtailment credit	0.0	(0.6)	0.0
Non-U.K. | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	48.6	61.0
Service cost	0.1	0.1
Interest on obligation	1.9	2.6
Contributions from plan members	0.0	0.0
Actuarial gains on financial assumptions	3.8	2.6
Actuarial gains on plan experience	0.5	(0.2)
Exchange difference	0.3	(0.1)
Benefits paid	(2.1)	(2.6)
Curtailment credit	0.0	(14.8)
Net defined benefit liability (asset), ending balance	$ 53.1	$ 48.6	$ 61.0